Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000226900 [Member]
Shareholder Report [Line Items]
Fund Name	Freedom Day Dividend ETF
Class Name	Freedom Day Dividend ETF
Trading Symbol	MBOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Freedom Day Dividend ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://freedomdaydividend.com/mbox/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://freedomdaydividend.com/mbox/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 122,572,269
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 235,035
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	17.7%
Consumer Discretionary	13.3%
Energy	12.8%
Industrials	12.2%
Health Care	11.8%
Information Technology	10.6%
Consumer Staples	9.5%
Real Estate	5.4%
Materials	4.2%
Communication Services	2.0%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Progressive Corp.	2.6%
Agnico Eagle Mines Ltd.	2.5%
JPMorgan Chase & Co.	2.5%
Enterprise Products Partners LP	2.5%
Republic Services, Inc.	2.4%
EOG Resources, Inc.	2.4%
Energy Transfer LP	2.4%
Cincinnati Financial Corp.	2.3%
Fidelity National Financial, Inc.	2.3%
AbbVie, Inc.	2.2%